Investment Strategy - Taylor Frigon Core Growth Fund	Mar. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

The Taylor Frigon Core Growth Fund (the “Fund”), under normal market conditions, invests primarily in common stocks of companies of all sizes, including small and micro-capitalization companies that Taylor Frigon Capital Management, LLC (the “Adviser”), the Fund’s investment adviser, believes have excellent growth prospects. The Fund may invest in foreign securities, including American Depositary Receipts (ADRs). The Adviser applies a proprietary selection process called the TFCM Core Growth Strategy when selecting investments for the Fund.

In applying its TFCM Core Growth Strategy, the Adviser identifies growth companies using a rigorous analytical approach that employs both qualitative and quantitative research techniques. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole and offering above-average prospects for capital appreciation and little or no emphasis on dividend income.

The Adviser considers a company to be a growth company if it has the following characteristics:

•	Proven, capable management in growth industries;
•	Innovation that solves problems, creates new markets, and improves the world;
•	Financially strong businesses at the leading edge of global economic trends. Companies with demonstrated growth in earnings and sales, high returns on equity and assets, among other strong financial indicators; and
•	Promising revenue and earnings growth that are not yet well recognized or fully valued, i.e., companies the Adviser believes are financially strong and are selling at attractive prices in relation to their intrinsic values.

The Adviser’s investment selection process includes a review of global economic trends, themes and paradigm shifts in combination with the Adviser’s proprietary quantitative metrics analysis. A key part of the investment process is identifying where innovations in business create paradigm shifts that can result in the opening of new markets in which well-run, financially strong companies can benefit.

Companies that meet the Adviser’s macro and quantitative criteria are then analyzed with rigorous qualitative research to determine a company’s prospects in light of market position, potential for leadership and possible disruptive aspects of their products and/or services. The ultimate decision to purchase a company is based on the Adviser’s assessment of potential returns that a company can produce.

The Fund may invest a large percentage of its assets in a few sectors, including but not limited to information technology, industrials, health care, consumer discretionary, and financials.

The Adviser may sell or reduce the Fund's position in a security (1) when it approaches and/or exceeds the Adviser's estimate of its intrinsic value, (2) when its macro-economic factors or quantitative characteristics have changed, or (3) when the facts or the analysis surrounding the reason to originally invest in the security has changed.